UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09999

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 2

(This Form NQ relates solely to the Registrant’s: Prudential QMA Emerging Markets Equity Fund and Prudential QMA International Developed Markets Index Fund.)

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	10/31/2017

Date of reporting period:	7/31/2017

Item 1. Schedule of Investments

Prudential QMA Emerging Markets Equity Fund

Schedule of Investments

as of July 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.6%
COMMON STOCKS — 93.5%
Brazil — 4.5%
Ambev SA	23,400	$143,401
Banco Bradesco SA	4,510	43,345
Banco Santander Brasil SA, UTS	1,700	13,907
Cia de Saneamento Basico do Estado de Sao Paulo	18,000	193,776
EDP - Energias do Brasil SA	4,800	22,135
Engie Brasil Energia SA	800	8,964
Klabin SA, UTS	2,700	13,758
Kroton Educacional SA	7,400	35,880
Localiza Rent a Car SA	2,310	38,357
M Dias Branco SA	600	9,734
Petroleo Brasileiro SA*	15,300	67,562
Qualicorp SA	20,000	210,175
TIM Participacoes SA	52,500	178,123
Transmissora Alianca de Energia Eletrica SA, UTS	22,300	164,478
Vale SA	6,600	66,606

		1,210,201

Chile — 1.2%
Cencosud SA	59,244	168,635
Enel Generacion Chile SA	199,128	155,064

		323,699

China — 27.0%
Agricultural Bank of China Ltd. (Class H Stock)	472,000	220,161
Alibaba Group Holding Ltd., ADR*(a)	6,900	1,069,155
Anhui Conch Cement Co. Ltd. (Class H Stock)	6,500	24,013
Autohome, Inc., ADR*	300	14,604
Baidu, Inc., ADR*	700	158,445
Bank of China Ltd. (Class H Stock)	238,000	117,052
Bank of Communications Co. Ltd. (Class H Stock)	44,000	32,546
China Cinda Asset Management Co. Ltd. (Class H Stock)	44,000	18,282
China CITIC Bank Corp. Ltd. (Class H Stock)	45,000	29,168
China Communications Construction Co. Ltd. (Class H Stock)	24,000	31,965
China Construction Bank Corp. (Class H Stock)	630,000	523,098
China Everbright Ltd.	4,000	9,110
China Huarong Asset Management Co. Ltd. (Class H Stock), 144A	33,000	13,515
China Medical System Holdings Ltd.	42,000	71,650
China Merchants Bank Co. Ltd. (Class H Stock)	19,500	64,029
China Minsheng Banking Corp. Ltd. (Class H Stock)	29,500	29,648
China Mobile Ltd.	19,000	203,094
China Shenhua Energy Co. Ltd. (Class H Stock)	18,000	44,774
China Telecom Corp. Ltd. (Class H Stock)	250,000	118,833
China Vanke Co. Ltd. (Class H Stock)	62,900	185,330
CITIC Ltd.	30,000	45,581
Country Garden Holdings Co. Ltd.	29,000	40,488
CSPC Pharmaceutical Group Ltd.	20,000	31,167
Fosun International Ltd.	12,500	18,927
Geely Automobile Holdings Ltd.	110,000	254,004
Guangzhou Automobile Group Co. Ltd. (Class H Stock)	96,000	206,295
Guangzhou R&F Properties Co. Ltd. (Class H Stock)	5,200	9,284
Haitian International Holdings Ltd.	63,000	180,479
Hengan International Group Co. Ltd.	11,500	87,689
Industrial & Commercial Bank of China Ltd. (Class H Stock)	482,000	336,801
JD.com, Inc., ADR*	7,800	352,326
Jiangsu Expressway Co. Ltd. (Class H Stock)	6,000	8,705
Longfor Properties Co. Ltd.	65,000	163,124
Momo, Inc., ADR*	3,100	136,183

NetEase, Inc., ADR	100	31,128
New Oriental Education & Technology Group, Inc., ADR*	1,400	111,524
People’s Insurance Co. Group of China Ltd. (The) (Class H Stock)	36,000	16,753
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	28,000	207,259
Shanghai Industrial Holdings Ltd.	51,000	147,382
Shanghai Pharmaceuticals Holding Co. Ltd. (Class H Stock)	35,400	93,737
Sihuan Pharmaceutical Holdings Group Ltd.	183,000	77,006
Sinopec Shanghai Petrochemical Co. Ltd. (Class H Stock)	262,000	148,886
Sinopharm Group Co. Ltd. (Class H Stock)	11,200	46,877
Tencent Holdings Ltd.	29,400	1,173,471
Weibo Corp., ADR*	200	15,390
Weichai Power Co. Ltd. (Class H Stock)	10,000	9,625
YY, Inc., ADR*	2,600	185,900
Zhejiang Expressway Co. Ltd. (Class H Stock)	128,000	159,684

		7,274,147

Colombia — 0.1%
Grupo de Inversiones Suramericana SA	1,190	16,690

Greece — 1.1%
FF Group*	6,155	147,463
JUMBO SA	8,670	145,190

		292,653

Hong Kong — 0.7%
Haier Electronics Group Co. Ltd.	67,000	172,524
Shimao Property Holdings Ltd.	6,000	11,952
Sun Art Retail Group Ltd.	12,500	10,179

		194,655

Hungary — 1.2%
MOL Hungarian Oil & Gas PLC	2,093	181,392
OTP Bank PLC	1,187	44,173
Richter Gedeon Nyrt	4,299	109,987

		335,552

India — 7.9%
Aditya Birla Capital Ltd.*^	13,501	32,591
Bajaj Finance Ltd.	5,879	155,980
Bharti Infratel Ltd.	12,366	77,391
Godrej Consumer Products Ltd.	6,233	100,803
Grasim Industries Ltd.	9,644	160,936
Hero MotoCorp Ltd.	257	14,643
Hindustan Petroleum Corp. Ltd.	29,692	177,298
Hindustan Unilever Ltd.	3,394	61,142
Housing Development Finance Corp. Ltd.	2,094	58,405
Indian Oil Corp. Ltd.	30,537	175,008
Infosys Ltd., ADR	9,200	145,360
Larsen & Toubro Ltd., GDR	11,434	208,099
Mahindra & Mahindra Ltd., GDR	9,302	200,923
Oil & Natural Gas Corp. Ltd.	6,572	17,355
Reliance Industries Ltd., GDR, 144A	2,528	125,389
Rural Electrification Corp. Ltd.	56,656	154,580
Tata Steel Ltd., GDR	6,675	58,139
Vedanta Ltd., ADR	1,900	33,440
Wipro Ltd., ADR	27,100	166,665

		2,124,147

Indonesia — 1.3%
Bank Rakyat Indonesia Persero Tbk PT	57,100	63,265
Gudang Garam Tbk PT	31,300	178,833
Indofood Sukses Makmur Tbk PT	22,500	14,141
Telekomunikasi Indonesia Persero Tbk PT	266,700	93,737

		349,976

Malaysia — 3.1%
AirAsia Bhd	109,500	82,559
CIMB Group Holdings Bhd	120,700	184,616
Genting Bhd	67,100	152,331
HAP Seng Consolidated Bhd	2,900	6,156
Hong Leong Bank Bhd	3,500	12,831
IOI Properties Group Bhd	173,300	84,987
Kuala Lumpur Kepong Bhd	2,600	15,055
Malayan Banking Bhd	83,268	185,537
Petronas Chemicals Group Bhd	12,200	19,820
Public Bank Bhd	8,900	42,159
Tenaga Nasional Bhd	17,200	56,709

		842,760

Mexico — 2.6%
Alfa SAB de CV (Class A Stock)	14,600	20,265
Coca-Cola Femsa SAB de CV (Class L Stock)	2,700	22,979
Gruma SAB de CV (Class B Stock)	1,170	16,132
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	16,700	191,066
Grupo Aeroportuario del Sureste SAB de CV (Class B Stock)	6,290	133,735
Grupo Financiero Banorte SAB de CV (Class O Stock)	18,800	124,601
Grupo Financiero Santander Mexico SAB de CV (Class B Stock)	85,400	175,141
Grupo Televisa SAB, UTS	2,900	15,469

		699,388

Philippines — 1.2%
DMCI Holdings, Inc.	524,000	167,142
Globe Telecom, Inc.	3,655	153,338

		320,480

Poland — 0.8%
Polski Koncern Naftowy ORLEN SA	1,641	48,586
Powszechny Zaklad Ubezpieczen SA	14,553	179,267

		227,853

Qatar — 0.6%
Ooredoo QSC	5,925	155,810

Romania — 0.1%
NEPI Rockcastle PLC*	1,758	23,418

Russia — 2.9%
Alrosa PJSC	24,300	34,015
Gazprom PJSC	65,870	128,000
Inter RAO UES PJSC	489,000	30,902
LUKOIL PJSC	2,489	116,892
Magnit PJSC, GDR	1,064	39,049
MMC Norilsk Nickel PJSC	278	41,509
Mobile TeleSystems PJSC, ADR	4,200	35,994
Novatek PJSC, GDR	244	25,522
Novolipetsk Steel PJSC	18,330	38,288
PhosAgro PJSC, GDR	489	6,748
Rosneft Oil Co. PJSC	2,040	10,633
Rostelecom PJSC	9,990	10,895
Sberbank of Russia PJSC, ADR	14,295	166,537

Severstal PJSC	3,350	46,729
Surgutneftegas OJSC, ADR	2,756	11,997
Tatneft PJSC	3,820	24,927

		768,637

South Africa — 5.4%
Aspen Pharmacare Holdings Ltd.	2,082	43,638
Bid Corp. Ltd.	1,674	40,203
Gold Fields Ltd.	4,168	16,627
Growthpoint Properties Ltd., REIT	56,815	106,894
Naspers Ltd. (Class N Stock)	1,634	361,203
Rand Merchant Investment Holdings Ltd.	3,552	11,326
Remgro Ltd.	2,804	45,497
Resilient REIT Ltd., REIT	1,505	14,946
RMB Holdings Ltd.	3,636	17,548
Sappi Ltd.	22,779	150,890
Shoprite Holdings Ltd.	12,330	188,647
Sibanye Gold Ltd.	43,876	56,003
Standard Bank Group Ltd.	19,170	238,145
Steinhoff International Holdings NV	14,699	73,553
Telkom SA SOC Ltd.	1,333	6,580
Tiger Brands Ltd.	2,514	76,223

		1,447,923

South Korea — 15.1%
Cheil Worldwide, Inc.	5,181	94,214
Hana Financial Group, Inc.	5,885	268,516
Hanwha Chemical Corp.	566	17,060
Hyundai Marine & Fire Insurance Co. Ltd.	3,931	159,485
Hyundai Robotics Co. Ltd.*	32	12,596
Hyundai Steel Co.	469	26,258
Industrial Bank of Korea	3,254	44,951
KB Financial Group, Inc.	5,108	271,593
Kia Motors Corp.	470	15,358
KT Corp.	40	1,244
KT&G Corp.	2,083	212,172
LG Chem Ltd.	387	113,459
LG Corp.	503	33,886
LG Display Co. Ltd.	6,614	186,631
LG Electronics, Inc.	576	34,528
LG Uplus Corp.	13,661	203,089
POSCO	920	274,910
Samsung Electronics Co. Ltd.	591	1,270,934
Shinhan Financial Group Co. Ltd.	5,496	261,208
SK Hynix, Inc.	6,158	362,043
SK Telecom Co. Ltd.	722	178,516
Woori Bank	1,534	26,199

		4,068,850

Taiwan — 10.5%
AU Optronics Corp.	386,000	156,264
Catcher Technology Co. Ltd.	3,000	34,479
Cathay Financial Holding Co. Ltd.	112,000	182,491
Chailease Holding Co. Ltd.	64,000	183,985
CTBC Financial Holding Co. Ltd.	89,000	57,180
Formosa Chemicals & Fibre Corp.	8,000	24,103
Formosa Petrochemical Corp.	20,000	70,210
Formosa Plastics Corp.	21,000	62,981
Hon Hai Precision Industry Co. Ltd.	81,000	315,015
Innolux Corp.	358,000	174,635

Lite-On Technology Corp.	11,000	17,803
Nanya Technology Corp.	87,000	179,414
Pegatron Corp.	10,000	32,615
Phison Electronics Corp.	2,000	27,784
Pou Chen Corp.	11,000	14,860
Powertech Technology, Inc.*	3,000	9,721
President Chain Store Corp.	4,000	33,895
Taiwan Cooperative Financial Holding Co. Ltd.	40,000	21,858
Taiwan Semiconductor Manufacturing Co. Ltd.	107,000	756,373
Uni-President Enterprises Corp.	76,000	145,452
WPG Holdings Ltd.	120,000	168,053
Yuanta Financial Holding Co. Ltd.	367,000	157,321

		2,826,492

Thailand — 2.7%
Central Pattana PCL	7,300	15,246
Charoen Pokphand Foods PCL	215,200	159,089
Indorama Ventures PCL	20,425	22,864
Kasikornbank PCL	8,900	52,946
PTT Exploration & Production PCL	6,700	17,718
PTT Global Chemical PCL	10,500	22,744
PTT PCL	17,200	200,550
Siam Cement PCL (The)	3,500	53,201
Thai Oil PCL	67,400	173,683

		718,041

Turkey — 2.0%
Akbank TAS	12,781	38,022
Arcelik A/S	10,985	81,203
Eregli Demir ve Celik Fabrikalari TAS	6,774	15,103
Ford Otomotiv Sanayi A/S	6,303	80,643
KOC Holding A/S	3,179	14,805
Turkcell Iletisim Hizmetleri A/S	1,436	5,251
Turkiye Garanti Bankasi A/S	46,030	137,846
Turkiye Is Bankasi (Class C Stock)	83,081	178,846

		551,719

United Arab Emirates — 0.7%
Aldar Properties PJSC	16,510	10,513
Dubai Islamic Bank PJSC	101,485	167,876

		178,389

United States — 0.8%
Yum China Holdings, Inc.*	6,000	214,740

TOTAL COMMON STOCKS (cost $21,125,057)		25,166,220

EXCHANGE TRADED FUND — 2.6%
United States
iShares MSCI Emerging Markets ETF(a) (cost $641,247)	16,024	701,851

PREFERRED STOCKS — 3.5%
Brazil — 2.8%
Cia Paranaense de Energia (PRFC B)	12,800	106,436
Itau Unibanco Holding SA (PRFC)	29,000	347,347
Telefonica Brasil SA (PRFC)	2,200	32,891
Vale SA (PRFC)	27,100	254,805

		741,479

Chile — 0.0%
Embotelladora Andina SA (PRFC B)	1,305	5,945

Colombia — 0.0%
Grupo Aval Acciones y Valores SA (PRFC)	17,614	7,668

Russia — 0.1%
Transneft PJSC (PRFC)	11	33,227

South Korea — 0.6%
Samsung Electronics Co. Ltd. (PRFC)	90	155,176

TOTAL PREFERRED STOCKS (cost $842,092)		943,495

	Units
RIGHTS* — 0.0%
Thailand
Charoen Pokphand Foods PCL, expiring 08/04/17 (cost $—)	39,200	—

TOTAL LONG-TERM INVESTMENTS (cost $22,608,396)		26,811,566

SHORT-TERM INVESTMENTS — 6.2%

	Shares
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)	490,806	490,806
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $1,179,704; includes $1,178,837 of cash collateral for securities on loan)(b)(w)	1,179,586	1,179,704

TOTAL SHORT-TERM INVESTMENTS (cost $1,670,510)		1,670,510

TOTAL INVESTMENTS — 105.8% (cost $24,278,906)(x)		28,482,076
Liabilities in excess of other assets — (5.8)%		(1,566,998)

NET ASSETS — 100.0%		$26,915,078

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $32,591 and 0.1% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,139,097; cash collateral of $1,178,837 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(x)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$24,278,906

Appreciation	4,376,557
Depreciation	(173,387)

Net Unrealized Appreciation	$4,203,170

The book basis may differ from tax basis due to certain tax-related adjustments.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Brazil	$1,210,201	$—	$—
Chile	323,699	—	—
China	2,074,655	5,199,492	—
Colombia	16,690	—	—
Greece	—	292,653	—
Hong Kong	—	194,655	—
Hungary	—	335,552	—
India	938,015	1,153,541	32,591
Indonesia	—	349,976	—
Malaysia	—	842,760	—
Mexico	699,388	—	—
Philippines	—	320,480	—
Poland	—	227,853	—
Qatar	—	155,810	—
Romania	23,418	—	—
Russia	285,847	482,790	—
South Africa	—	1,447,923	—
South Korea	12,596	4,056,254	—
Taiwan	—	2,826,492	—
Thailand	589,150	128,891	—
Turkey	—	551,719	—
United Arab Emirates	—	178,389	—
United States	214,740	—	—
Exchange Traded Fund
United States	701,851	—	—
Preferred Stocks
Brazil	741,479	—	—
Chile	5,945	—	—
Colombia	7,668	—	—
Russia	—	33,227	—
South Korea	—	155,176	—
Rights
Thailand	—	—	—
Affiliated Mutual Funds	1,670,510	—	—

Total	$9,515,852	$18,933,633	$32,591

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2017 were as follows:

Banks	16.8%
Internet Software & Services	10.3
Affiliated Mutual Funds (including 4.4% of collateral for securities on loan)	6.2
Oil, Gas & Consumable Fuels	6.1
Technology Hardware, Storage & Peripherals	5.7
Semiconductors & Semiconductor Equipment	5.0
Electronic Equipment, Instruments & Components	3.7
Metals & Mining	3.6
Insurance	2.9
Automobiles	2.9
Wireless Telecommunication Services	2.8
Exchange Traded Fund	2.6
Diversified Telecommunication Services	2.6
Real Estate Management & Development	2.0
Transportation Infrastructure	1.8
Food & Staples Retailing	1.8
Media	1.8
Industrial Conglomerates	1.7
Chemicals	1.6
Food Products	1.6
Diversified Financial Services	1.6
Tobacco	1.5
Electric Utilities	1.4
Hotels, Restaurants & Leisure	1.4
Household Durables	1.3
Internet & Direct Marketing Retail	1.3
Health Care Providers & Services	1.3
Pharmaceuticals	1.2
IT Services	1.2
Specialty Retail	1.1
Construction & Engineering	0.9
Construction Materials	0.9
Capital Markets	0.7
Water Utilities	0.7
Machinery	0.7
Personal Products	0.7
Beverages	0.6
Independent Power & Renewable Electricity Producers	0.6
Consumer Finance	0.6
Paper & Forest Products	0.6
Diversified Consumer Services	0.5
Equity Real Estate Investment Trusts (REITs)	0.5
Airlines	0.3
Household Products	0.2

Thrifts & Mortgage Finance	0.2
Road & Rail	0.1
Textiles, Apparel & Luxury Goods	0.1
Containers & Packaging	0.1

105.8
Liabilities in excess of other assets	(5.8)

100.0%

Prudential QMA International Developed Markets Index Fund

Schedule of Investments

as of July 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 93.8%
COMMON STOCKS — 89.8%
Australia — 6.2%
Adelaide Brighton Ltd.	719	$3,233
AGL Energy Ltd.	1,112	21,444
Alumina Ltd.	3,953	6,004
Amcor Ltd.	1,910	23,446
AMP Ltd.	4,833	20,835
Ansell Ltd.	233	4,094
APA Group	1,862	12,846
Aristocrat Leisure Ltd.	1,053	17,076
ASX Ltd.	323	13,510
Aurizon Holdings Ltd.	3,283	13,177
AusNet Services	2,790	3,649
Australia & New Zealand Banking Group Ltd.	4,844	114,847
Bank of Queensland Ltd.	612	5,899
Bendigo & Adelaide Bank Ltd.	752	6,689
BHP Billiton Ltd.	5,299	110,359
BHP Billiton PLC	3,427	62,488
Boral Ltd.	2,023	11,211
Brambles Ltd.	2,622	19,386
Caltex Australia Ltd.	452	11,264
Challenger Ltd.	898	9,229
CIMIC Group Ltd.	154	5,108
Coca-Cola Amatil Ltd.	852	5,610
Cochlear Ltd.	94	10,738
Commonwealth Bank of Australia	2,855	191,270
Computershare Ltd.	768	8,641
Crown Resorts Ltd.	597	6,080
CSL Ltd.	748	75,363
Dexus Property Group, REIT	1,625	12,202
Domino’s Pizza Enterprises Ltd.	99	4,221
Flight Centre Travel Group Ltd.	89	3,096
Fortescue Metals Group Ltd.	2,774	12,750
Goodman Group, REIT	2,896	18,455
GPT Group (The), REIT	3,105	11,905
Harvey Norman Holdings Ltd.	910	3,182
Healthscope Ltd.	2,738	4,557
Iluka Resources Ltd.	656	4,736
Incitec Pivot Ltd.	2,662	6,797
Insurance Australia Group Ltd.	3,905	20,827
LendLease Group	945	12,746
Link Administration Holdings Ltd.	768	4,735
Macquarie Group Ltd.	508	34,876
Magellan Financial Group Ltd.	210	4,436
Medibank Private Ltd.	4,352	9,470
Mirvac Group, REIT	6,412	11,137
National Australia Bank Ltd.	4,412	105,768
Newcrest Mining Ltd.	1,266	20,571
Orica Ltd.	654	10,397
Origin Energy Ltd.*	2,893	16,026
Platinum Asset Management Ltd.	508	2,223
Qantas Airways Ltd.	1,400	5,950
QBE Insurance Group Ltd.	2,261	21,420
Ramsay Health Care Ltd.	215	12,140
REA Group Ltd.	79	4,358
Reece Ltd.	157	5,310
Santos Ltd.*	2,794	7,592
Scentre Group, REIT	8,435	27,892
SEEK Ltd.	543	7,425
Sonic Healthcare Ltd.	701	12,511

South32 Ltd.	8,786	20,492
Star Entertainment Group Ltd. (The)	1,305	5,264
Stockland, REIT	4,026	13,536
Suncorp Group Ltd.	2,132	24,368
Sydney Airport	1,920	10,349
Tabcorp Holdings Ltd.	1,320	4,411
Tatts Group Ltd.	2,132	6,823
Telstra Corp. Ltd.	6,870	22,538
TPG Telecom Ltd.	570	2,558
Transurban Group	3,384	30,904
Treasury Wine Estates Ltd.	1,235	12,024
Vicinity Centres, REIT	5,504	12,113
Vocus Group Ltd.	945	2,636
Washington H Soul Pattinson & Co. Ltd.	123	1,736
Wesfarmers Ltd.	1,867	60,837
Westfield Corp., REIT	3,160	19,429
Westpac Banking Corp.	5,537	141,139
Woodside Petroleum Ltd.	1,202	28,091
Woolworths Ltd.	2,135	45,568

		1,698,023

Austria — 0.3%
ams AG*	94	6,774
ANDRITZ AG	113	6,918
Erste Group Bank AG*	473	19,594
EVN AG	51	781
IMMOFINANZ AG*	1,419	3,451
Mayr Melnhof Karton AG	18	2,373
Oesterreichische Post AG	54	2,483
OMV AG	237	13,425
Raiffeisen Bank International AG*	204	6,012
Strabag SE	18	799
Telekom Austria AG*	216	1,953
UNIQA Insurance Group AG	231	2,391
Verbund AG	38	752
Vienna Insurance Group AG Wiener Versicherung Gruppe	69	2,077
voestalpine AG	198	10,035

		79,818

Belgium — 1.2%
Ackermans & van Haaren NV	36	6,508
Ageas	324	14,586
Anheuser-Busch InBev SA/NV	1,258	151,755
Bekaert SA	55	2,660
bpost SA	158	4,326
Cie d’Entreprises CFE	12	1,769
Colruyt SA	107	5,996
D’ieteren SA/NV	42	1,990
Elia System Operator SA/NV	51	2,991
Financiere de Tubize SA	34	2,507
Galapagos NV*	65	5,164
Groupe Bruxelles Lambert SA	121	12,410
KBC Ancora	56	2,975
KBC Group NV	454	37,534
Proximus SADP	249	8,756
Sofina SA	24	3,575
Solvay SA	114	16,345
Telenet Group Holding NV*	84	5,864

UCB SA	200	14,564
Umicore SA	160	12,845

		315,120

Chile — 0.0%
Antofagasta PLC	556	6,943

China — 0.3%
AAC Technologies Holdings, Inc.	1,000	13,434
BOC Hong Kong Holdings Ltd.	5,900	29,007
China Mengniu Dairy Co. Ltd.*	4,400	8,563
FIH Mobile Ltd.	6,000	2,005
Guotai Junan International Holdings Ltd.	6,000	1,847
Minth Group Ltd.	500	2,302
Semiconductor Manufacturing International Corp.*	5,000	5,481
Shui On Land Ltd.	8,000	1,996
Tingyi Cayman Islands Holding Corp.	2,600	3,311
Uni-President China Holdings Ltd.	2,200	1,708
Want Want China Holdings Ltd.	10,000	6,753
Xinyi Solar Holdings Ltd.*	8,000	2,518
Yangzijiang Shipbuilding Holdings Ltd.	3,400	3,548

		82,473

Denmark — 1.6%
AP Moller - Maersk A/S(Class A Stock)	7	14,620
AP Moller - Maersk A/S(Class B Stock)	11	24,011
Carlsberg A/S(Class B Stock)	174	19,331
Chr Hansen Holding A/S	152	12,241
Coloplast A/S(Class B Stock)	218	18,728
Danske Bank A/S	1,116	45,195
Dfds A/S	44	2,510
DONG Energy A/S	259	12,495
DSV A/S	306	19,757
FLSmidth & Co. A/S	86	5,264
Genmab A/S*	91	20,681
GN Store Nord A/S	221	6,722
H. Lundbeck A/S	95	5,696
ISS A/S	309	12,667
Jyske Bank A/S	105	6,581
Nets A/S*	190	4,579
Novo Nordisk A/S(Class B Stock)	2,961	125,930
Novozymes A/S(Class B Stock)	359	16,577
Pandora A/S	172	19,795
Rockwool International A/S(Class A Stock)	10	2,155
Rockwool International A/S(Class B Stock)	10	2,276
TDC A/S	1,267	7,818
Topdanmark A/S*	94	3,212
Tryg A/S	174	3,921
Vestas Wind Systems A/S	343	33,522
William Demant Holding A/S*	175	4,650

		450,934

Finland — 1.0%
Amer Sports OYJ*	185	4,969
Cargotec OYJ(Class B Stock)	65	3,968
Elisa OYJ	250	10,292
Fortum OYJ	725	11,855
Huhtamaki OYJ	164	6,355
Kesko OYJ(Class A Stock)	29	1,471
Kesko OYJ(Class B Stock)	107	5,410
Kone OYJ(Class B Stock)	628	32,711

Metso OYJ	168	5,345
Neste OYJ	222	9,625
Nokia OYJ	9,439	60,232
Nokian Renkaat OYJ	235	9,582
Orion OYJ(Class A Stock)	59	2,992
Orion OYJ(Class B Stock)	180	9,097
Outokumpu OYJ	482	4,050
Sampo OYJ(Class A Stock)	772	42,222
Stora Enso OYJ(Class R Stock)	955	12,768
UPM-Kymmene OYJ	879	23,929
Wartsila OYJ Abp	255	16,947

		273,820

France — 8.5%
Accor SA	286	13,286
Aeroports de Paris	45	7,616
Air France-KLM*	263	3,561
Air Liquide SA	637	78,105
Airbus SE	901	75,284
Alstom SA	267	9,566
Altarea SCA, REIT	7	1,583
Altran Technologies SA	249	4,378
Amundi SA	77	5,955
Areva SA*	299	1,580
Arkema SA	119	13,546
Atos SE	150	22,805
AXA SA	3,152	93,089
BioMerieux	22	4,848
BNP Paribas SA	1,790	138,717
Bollore SA	1,547	7,177
Bouygues SA	331	14,191
Bureau Veritas SA	444	10,116
Capgemini SE	255	27,762
Carrefour SA	908	21,810
Casino Guichard Perrachon SA	89	5,428
Christian Dior SE	26	7,404
Cie de Saint-Gobain	817	45,333
Cie Plastic Omnium SA	88	3,386
CNP Assurances	257	6,204
Credit Agricole SA	1,877	32,946
Criteo SA, ADR*	94	4,756
Danone SA	940	70,143
Dassault Aviation SA	4	6,006
Dassault Systemes SE	213	20,895
Edenred	404	10,620
Eiffage SA	123	11,914
Electricite de France SA	604	6,131
Elior Group	207	5,494
Engie SA	2,551	41,087
Essilor International SA	335	42,413
Euler Hermes Group	25	2,989
Eurazeo SA	70	5,714
Eutelsat Communications SA	308	8,336
Faurecia	116	6,441
Financiere de L’Odet	2	2,129
Fonciere Des Regions, REIT	62	5,985
Gecina SA, REIT	79	11,944
Groupe Eurotunnel SE	713	7,906
Havas SA	263	2,881
ICADE, REIT	56	4,808

Iliad SA	42	10,419
Imerys SA	58	5,028
Ingenico Group SA	97	10,175
Ipsen SA	54	6,912
JCDecaux SA	114	4,060
Kering	122	42,641
Klepierre, REIT	343	13,959
Korian SA	74	2,447
L’Oreal SA	401	83,079
Legrand SA	439	30,325
LVMH Moet Hennessy Louis Vuitton SE	413	103,741
Mercialys SA, REIT	55	1,113
Metropole Television SA	109	2,637
Natixis SA	1,455	10,573
Nexity SA*	67	3,594
Orange SA	3,156	53,105
Orpea	67	7,683
Pernod Ricard SA	349	48,422
Peugeot SA	692	14,885
Publicis Groupe SA	338	25,558
Remy Cointreau SA	38	4,371
Renault SA	283	25,496
Rexel SA	477	7,553
Safran SA	487	46,075
Sanofi	1,783	169,900
Sartorius Stedim Biotech	38	2,708
Schneider Electric SE*	872	68,437
SCOR SE	269	11,345
SEB SA	43	7,650
SFR Group SA*	108	4,020
Societe BIC SA	41	4,809
Societe Fonciere Lyonnaise SA, REIT	13	868
Societe Generale SA	1,208	70,831
Sodexo SA	145	17,129
Somfy SA	10	948
Sopra Steria Group	19	3,286
SPIE SA	116	3,260
Suez	582	10,523
Technicolor SA	614	2,232
Teleperformance	96	13,376
Television Francaise 1	178	2,604
Thales SA	164	18,156
TOTAL SA	3,656	185,921
Ubisoft Entertainment SA*	136	8,605
Unibail-Rodamco SE, REIT	167	41,767
Valeo SA	392	27,141
Veolia Environnement SA	805	18,142
Vicat SA	23	1,680
Vinci SA	766	68,592
Vivendi SA	1,760	40,680
Wendel SA	45	6,771
Worldline SA/France*	65	2,642
Zodiac Aerospace	341	9,752

		2,321,894

Germany — 7.9%
adidas AG	326	74,456
Allianz SE	752	160,294
Aurubis AG	53	4,718
Axel Springer SE	70	4,445

BASF SE	1,517	144,418
Bayer AG	1,371	173,652
Bayerische Motoren Werke AG	530	48,696
Beiersdorf AG	164	17,997
Bilfinger SE	52	2,125
Brenntag AG	257	14,563
Carl Zeiss Meditec AG	33	1,767
Commerzbank AG*	1,715	22,433
Continental AG	178	40,097
Covestro AG	187	14,501
CTS Eventim AG & Co. KGaA	86	3,986
Daimler AG	1,599	112,033
Deutsche Bank AG	3,396	60,475
Deutsche Boerse AG	308	32,160
Deutsche Lufthansa AG	415	8,912
Deutsche Post AG	1,573	61,020
Deutsche Telekom AG	5,283	96,513
Deutsche Wohnen AG	585	23,183
DMG Mori AG	38	2,244
Duerr AG	39	4,752
E.ON SE	3,397	33,606
Evonik Industries AG	265	9,025
Fielmann AG	38	3,052
Fraport AG Frankfurt Airport Services Worldwide	60	6,008
Freenet AG	202	6,818
Fresenius Medical Care AG & Co. KGaA	350	33,005
Fresenius SE & Co. KGaA	667	56,298
FUCHS PETROLUB SE	53	2,788
GEA Group AG	296	12,030
GRENKE AG	42	3,628
Hannover Rueck SE	101	12,748
Hapag-Lloyd AG*	55	2,175
HeidelbergCement AG	245	24,260
Hella KGaA Hueck & Co.	70	3,701
Henkel AG & Co. KGaA	193	24,281
HOCHTIEF AG	32	5,712
HUGO BOSS AG	114	8,599
Infineon Technologies AG	1,864	40,479
Innogy SE	226	9,492
K+S AG	302	7,853
KION Group AG	113	9,805
Krones AG	25	3,110
LANXESS AG	158	12,184
LEG Immobilien AG	110	10,577
Linde AG	306	58,373
MAN SE	56	6,201
Merck KGaA	213	23,373
METRO AG	257	2,888
Metro Wholesale & Food Specialist AG*	257	5,192
MTU Aero Engines AG	86	12,604
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	227	48,759
Nordex SE*	93	1,270
OSRAM Licht AG	138	11,500
ProSiebenSat.1 Media SE	381	15,222
Puma SE	4	1,604
Rational AG	6	3,768
Rheinmetall AG	77	7,684

RHOEN-KLINIKUM AG	40	1,259
RWE AG*	798	16,814
Salzgitter AG	62	2,782

SAP SE	1,506	159,463
Scout24 AG	69	2,629
Siemens AG	1,260	170,984
Software AG	76	3,323
STADA Arzneimittel AG	111	8,642
Stroeer SE & Co. KGaA	42	2,708
Suedzucker AG	153	3,266
Symrise AG	202	14,143
Talanx AG	63	2,598
Telefonica Deutschland Holding AG	1,055	5,450
thyssenkrupp AG	697	20,702
Trivago NV, ADR*(a)	378	8,040
Uniper SE	309	6,368
United Internet AG	200	12,176
Volkswagen AG	46	7,233
Vonovia SE	774	31,366
Wacker Chemie AG	24	2,978
Wirecard AG	190	14,540
Zalando SE*	166	7,430

		2,174,006

Ghana — 0.0%
Tullow Oil PLC*	2,164	4,813

Hong Kong — 2.9%
AIA Group Ltd.	19,900	156,524
ASM Pacific Technology Ltd.	500	6,462
Bank of East Asia Ltd. (The)	2,000	8,555
Brightoil Petroleum Holdings Ltd.*	7,000	1,819
Cathay Pacific Airways Ltd.	1,300	2,037
Champion REIT, REIT	4,000	3,112
Cheung Kong Property Holdings Ltd.	4,700	38,008
China Goldjoy Group Ltd.	13,000	649
Chinese Estates Holdings Ltd.	1,000	1,681
Chow Tai Fook Jewellery Group Ltd.	1,600	1,662
CK Hutchison Holdings Ltd.	4,500	59,216
CK Infrastructure Holdings Ltd.	1,200	11,185
CLP Holdings Ltd.	2,500	26,638
CP Pokphand Co. Ltd.	12,000	1,121
Dah Sing Banking Group Ltd.	800	1,713
Dairy Farm International Holdings Ltd.	600	4,836
First Pacific Co. Ltd.	3,000	2,245
Galaxy Entertainment Group Ltd.	3,000	18,522
Genting Hong Kong Ltd.	5,000	1,475
Haitong International Securities Group Ltd.	5,000	2,882
Hang Lung Group Ltd.	1,200	4,558
Hang Lung Properties Ltd.	3,000	7,461
Hang Seng Bank Ltd.	1,210	26,306
Henderson Land Development Co. Ltd.	2,100	12,137
HK Electric Investments & HK Electric Investments Ltd.	4,500	4,268
Hong Kong & China Gas Co. Ltd.	13,620	25,743
Hong Kong Exchanges & Clearing Ltd.	2,000	56,976
Hongkong & Shanghai Hotels Ltd. (The)	1,500	2,666
Hongkong Land Holdings Ltd.	1,900	14,288
Hopewell Holdings Ltd.	900	3,448
Hutchison Port Holdings Trust, UTS	8,000	3,800
Hysan Development Co. Ltd.	1,000	4,836
Jardine Matheson Holdings Ltd.	300	19,143
Jardine Strategic Holdings Ltd.	300	12,240
Johnson Electric Holdings Ltd.	1,000	3,553

Kerry Logistics Network Ltd.	1,000	1,438
Kerry Properties Ltd.	1,400	4,906
Kingston Financial Group Ltd.	6,000	2,088
KuangChi Science Ltd.*	3,000	1,052
Li & Fung Ltd.	9,000	3,292
Lifestyle China Group Ltd.*	4,500	1,841
Lifestyle International Holdings Ltd.	1,000	1,366
Link REIT, REIT	3,500	28,415
Melco International Development Ltd.	1,000	2,363
Melco Resorts & Entertainment Ltd., ADR	234	4,727
MTR Corp. Ltd.	2,300	13,282
New World Development Co. Ltd.	9,000	12,154
NWS Holdings Ltd.	3,000	5,739
Orient Overseas International Ltd.*	300	2,792
PCCW Ltd.	7,000	3,937
Power Assets Holdings Ltd.	2,000	19,810
Sands China Ltd.	4,000	18,526
Shangri-La Asia Ltd.	2,000	3,248
Sino Land Co. Ltd.	4,000	6,597
SJM Holdings Ltd.	3,600	3,599
Sun Art Retail Group Ltd.	3,500	2,850
Sun Hung Kai Properties Ltd.	2,000	30,945
Swire Pacific Ltd.(Class A Stock)	1,000	9,964
Swire Pacific Ltd.(Class B Stock)	500	887
Swire Properties Ltd.	1,800	6,218
Techtronic Industries Co. Ltd.	2,300	10,220
Value Partners Group Ltd.	2,000	1,858
VTech Holdings Ltd.	300	4,339
WH Group Ltd.	14,000	13,127
Wharf Holdings Ltd. (The)	2,100	17,849
Wheelock & Co. Ltd.	1,000	7,536
Xinyi Glass Holdings Ltd.*	4,000	4,133
Yue Yuen Industrial Holdings Ltd.	1,000	4,129

		806,992

Ireland — 0.5%
AerCap Holdings NV*	270	13,257
Bank of Ireland Group PLC*	1,551	12,944
CRH PLC	1,378	48,369
Glanbia PLC	311	6,438
James Hardie Industries PLC, CDI	759	11,622
Kerry Group PLC(Class A Stock)	240	21,723
Kingspan Group PLC	235	7,828
Paddy Power Betfair PLC	138	13,826
Smurfit Kappa Group PLC	398	11,837

		147,844

Isle of Man — 0.0%
Paysafe Group PLC*	756	5,884

Israel — 0.5%
Azrieli Group Ltd.	49	2,678
Bank Hapoalim BM	1,725	11,949
Bank Leumi Le-Israel BM	2,468	11,857
Bezeq The Israeli Telecommunication Corp. Ltd.	3,219	4,779
Check Point Software Technologies Ltd.*	205	21,685
Delek Energy Systems Ltd.	2	1,110
Delek Group Ltd.	9	1,843
Elbit Systems Ltd.	37	4,672
Frutarom Industries Ltd.	58	4,112

Israel Chemicals Ltd.	801	3,817
Mizrahi Tefahot Bank Ltd.	203	3,668
Nice Ltd.	95	7,081
Teva Pharmaceutical Industries Ltd.	1,507	48,632

		127,883

Italy — 2.2%
A2A SpA	2,438	4,147
ACEA SpA	53	796
Assicurazioni Generali SpA	2,158	39,142
Atlantia SpA	877	26,678
Autogrill SpA	206	2,446
Azimut Holding SpA	188	4,212
Banca Generali SpA	91	3,228
Banca Mediolanum SpA	394	3,445
Banca Monte dei Paschi di Siena SpA*^	31	220
Banco BPM SpA*	2,663	9,699
BPER Banca	737	4,049
Brembo SpA	216	3,322
Buzzi Unicem SpA	112	2,837
Buzzi Unicem SpA(Savings Share)	53	755
Credito Emiliano SpA	104	897
Davide Campari-Milano SpA	894	6,609
De’ Longhi SpA	90	2,960
DiaSorin SpA	36	3,140
Enel SpA	12,821	73,135
Eni SpA	4,126	65,327
Ferrari NV	207	21,782
FinecoBank Banca Fineco SpA	618	5,416
GEDI Gruppo Editoriale SpA*	67	62
Hera SpA	1,167	3,774
Infrastrutture Wireless Italiane SpA	406	2,622
Intesa Sanpaolo SpA	20,353	70,064
Intesa Sanpaolo SpA(Savings Share)	1,474	4,699
Italgas SpA	907	4,994
Leonardo SpA	666	11,606
Luxottica Group SpA	257	14,836
Mediaset SpA	839	3,280
Mediobanca SpA	1,010	10,538
Moncler SpA	291	7,815
Parmalat SpA	289	1,047
Poste Italiane SpA	743	5,469
PRADA SpA	800	2,835
Prysmian SpA	366	11,707
Recordati SpA	180	7,683
Saipem SpA*	971	3,984
Salvatore Ferragamo SpA	68	1,971
Snam SpA	3,900	18,452
Telecom Italia SpA*	18,817	19,359
Telecom Italia SpA(Savings Share)	10,752	8,808
Terna Rete Elettrica Nazionale SpA	2,352	13,436
Tod’s SpA	18	1,251
UniCredit SpA*	3,723	73,171
Unione di Banche Italiane SpA	1,649	7,966
Unipol Gruppo Finanziario SpA	765	3,581
UnipolSai Assicurazioni SpA	1,479	3,419
Yoox Net-A-Porter Group SpA*	93	3,080

		605,751

Japan — 20.5%
Acom Co. Ltd.*	900	3,833
Activia Properties, Inc., REIT	1	4,495
Advance Residence Investment Corp., REIT	2	4,888
Advantest Corp.	300	5,490
Aeon Co. Ltd.	1,100	16,575
AEON Financial Service Co. Ltd.	200	4,353
Aeon Mall Co. Ltd.	200	3,809
Air Water, Inc.	50	968
Aisin Seiki Co. Ltd.	300	15,597
Ajinomoto Co., Inc.	870	17,498
Alfresa Holdings Corp.	250	4,601
Alps Electric Co. Ltd.	400	10,877
Amada Holdings Co. Ltd.	600	6,853
ANA Holdings, Inc.	2,000	6,866
Aozora Bank Ltd.	2,000	7,686
Asahi Glass Co. Ltd.	200	8,418
Asahi Group Holdings Ltd.	720	29,348
Asahi Intecc Co. Ltd.	100	4,491
Asahi Kasei Corp.	1,600	18,272
Asics Corp.	300	5,453
Astellas Pharma, Inc.	3,400	43,301
Bandai Namco Holdings, Inc.	340	11,820
Bank of Kyoto Ltd. (The)	200	1,917
Benesse Holdings, Inc.	150	5,741
Bridgestone Corp.	1,140	47,962
Brother Industries Ltd.	500	12,757
Calbee, Inc.	170	7,048
Canon Marketing Japan, Inc.	80	1,767
Canon, Inc.	1,680	58,449
Casio Computer Co. Ltd.	400	6,552
Central Japan Railway Co.	310	49,887
Chiba Bank Ltd. (The)	1,500	10,762
Chubu Electric Power Co., Inc.	1,200	15,768
Chugai Pharmaceutical Co. Ltd.	390	15,641
Chugoku Bank Ltd. (The)	350	5,073
Chugoku Electric Power Co., Inc. (The)	500	5,481
Citizen Watch Co. Ltd.	480	3,569
Coca-Cola Bottlers Japan, Inc.	220	6,636
Concordia Financial Group Ltd.	2,200	11,094
Credit Saison Co. Ltd.	300	5,778
CyberAgent, Inc.	200	6,177
CYBERDYNE, Inc.*	300	4,082
Dai Nippon Printing Co. Ltd.	700	7,721
Dai-ichi Life Holdings, Inc.	1,900	32,821
Daicel Corp.	580	7,539
Daiichi Sankyo Co. Ltd.	1,150	25,080
Daikin Industries Ltd.	410	43,408
Daito Trust Construction Co. Ltd.	100	16,902
Daiwa House Industry Co. Ltd.	1,050	36,625
Daiwa Securities Group, Inc.	3,100	17,854
DeNA Co. Ltd.	200	4,394
Denso Corp.	900	43,223
Dentsu, Inc.	400	18,703
Disco Corp.	20	3,545
Don Quijote Holdings Co. Ltd.	140	5,085
East Japan Railway Co.	650	60,958
Eisai Co. Ltd.	400	21,437
Electric Power Development Co. Ltd.	300	7,601
Ezaki Glico Co. Ltd.	130	6,835
FamilyMart UNY Holdings Co. Ltd.	170	9,521

FANUC Corp.	325	66,448
Fast Retailing Co. Ltd.	60	18,003
Fuji Electric Co. Ltd.	1,400	7,708
FUJIFILM Holdings Corp.	600	22,055
Fujitsu Ltd.	3,200	23,830
Fukuoka Financial Group, Inc.	1,000	4,610
GLP J-Reit, REIT	5	5,444
GungHo Online Entertainment, Inc.	900	2,432
Gunma Bank Ltd. (The)	900	5,273
Hachijuni Bank Ltd. (The)	690	4,381
Hakuhodo DY Holdings, Inc.	500	7,017
Hamamatsu Photonics KK	300	9,536
Hankyu Hanshin Holdings, Inc.	400	14,277
Haseko Corp.	500	6,260
Hino Motors Ltd.	500	5,885
Hirose Electric Co. Ltd.	30	4,085
Hiroshima Bank Ltd. (The)	1,400	5,985
Hisamitsu Pharmaceutical Co., Inc.	100	4,688
Hitachi Capital Corp.	100	2,379
Hitachi Chemical Co. Ltd.	250	7,107
Hitachi Construction Machinery Co. Ltd.	200	5,725
Hitachi High-Technologies Corp.	150	5,521
Hitachi Ltd.	7,400	50,911
Hitachi Metals Ltd.	400	5,567
Hokuriku Electric Power Co.	300	2,778
Honda Motor Co. Ltd.	3,040	85,095
Hoshizaki Corp.	130	12,584
Hoya Corp.	600	33,832
Hulic Co. Ltd.	660	6,969
Ibiden Co. Ltd.	200	3,471
Idemitsu Kosan Co. Ltd.	250	6,068
IHI Corp.*	3,000	9,888
Iida Group Holdings Co. Ltd.	270	4,613
Inpex Corp.	1,600	15,570
Isetan Mitsukoshi Holdings Ltd.	600	5,847
Isuzu Motors Ltd.	900	12,341
Ito En Ltd.	130	4,807
ITOCHU Corp.	2,400	37,636
Itochu Techno-Solutions Corp.	100	3,482
Iyo Bank Ltd. (The)	470	3,838
Izumi Co. Ltd.	100	5,217
J Front Retailing Co. Ltd.	500	7,146
Japan Airport Terminal Co. Ltd.	100	3,707
Japan Exchange Group, Inc.	900	16,153
Japan Hotel REIT Investment Corp., REIT	7	5,060
Japan Post Bank Co. Ltd.	700	8,991
Japan Post Holdings Co. Ltd.	700	8,823
Japan Post Insurance Co. Ltd.	200	4,393
Japan Prime Realty Investment Corp., REIT	1	3,761
Japan Real Estate Investment Corp., REIT	3	15,757
Japan Retail Fund Investment Corp., REIT	5	9,550
Japan Tobacco, Inc.	1,980	68,803
JFE Holdings, Inc.	800	15,431
JGC Corp.	400	6,408
JSR Corp.	400	7,049
JTEKT Corp.	400	5,693
JXTG Holdings, Inc.	5,210	23,159

Kajima Corp.	1,200	10,464
Kakaku.com, Inc.	300	4,239
Kaken Pharmaceutical Co. Ltd.	100	5,323

Kamigumi Co. Ltd.	200	2,143
Kansai Electric Power Co., Inc. (The)	1,200	16,113
Kansai Paint Co. Ltd.	280	6,405
Kao Corp.	820	49,925
Kawasaki Heavy Industries Ltd.	2,000	6,368
KDDI Corp.	3,030	80,286
Keihan Holdings Co. Ltd.	1,000	6,470
Keikyu Corp.	400	4,642
Keio Corp.	1,400	11,724
Keisei Electric Railway Co. Ltd.	50	1,368
Kewpie Corp.	200	5,031
Keyence Corp.	134	61,897
Kikkoman Corp.	150	4,594
Kintetsu Group Holdings Co. Ltd.	3,100	11,888
Kirin Holdings Co. Ltd.	1,420	31,274
Kobayashi Pharmaceutical Co. Ltd.	140	8,701
Kobe Steel Ltd.*	200	2,502
Koito Manufacturing Co. Ltd.	200	11,683
Komatsu Ltd.	1,550	41,567
Konami Holdings Corp.	140	7,302
Konica Minolta, Inc.	800	6,627
Kose Corp.	10	1,113
Kubota Corp.	1,800	31,257
Kuraray Co. Ltd.	600	11,665
Kurita Water Industries Ltd.	190	5,406
Kyocera Corp.	530	32,198
Kyowa Hakko Kirin Co. Ltd.	440	7,968
Kyushu Electric Power Co., Inc.	800	9,474
Kyushu Railway Co.	120	3,956
Lawson, Inc.	100	6,808
Lion Corp.	140	2,997
LIXIL Group Corp.	400	10,294
M3, Inc.	300	8,093
Mabuchi Motor Co. Ltd.	100	5,270
Makita Corp.	450	17,602
Marubeni Corp.	2,600	17,229
Marui Group Co. Ltd.	400	5,440
Maruichi Steel Tube Ltd.	200	6,173
Matsumotokiyoshi Holdings Co. Ltd.	30	1,850
Mazda Motor Corp.	1,000	15,033
McDonald’s Holdings Co. Japan Ltd.	150	6,095
Medipal Holdings Corp.	300	5,490
MEIJI Holdings Co. Ltd.	256	20,402
MINEBEA MITSUMI, Inc.	700	11,533
MISUMI Group, Inc.	400	9,920
Mitsubishi Chemical Holdings Corp.	2,100	17,582
Mitsubishi Corp.	2,160	46,898
Mitsubishi Electric Corp.	3,280	50,777
Mitsubishi Estate Co. Ltd.	1,800	32,729
Mitsubishi Gas Chemical Co., Inc.	70	1,615
Mitsubishi Heavy Industries Ltd.	5,000	19,879
Mitsubishi Materials Corp.	100	3,359
Mitsubishi Motors Corp.	1,500	10,820
Mitsubishi Tanabe Pharma Corp.	440	10,474
Mitsubishi UFJ Financial Group, Inc.	21,400	135,764
Mitsubishi UFJ Lease & Finance Co. Ltd.	850	4,528
Mitsui & Co. Ltd.	2,800	40,714

Mitsui Chemicals, Inc.	1,200	6,817
Mitsui Fudosan Co. Ltd.	1,300	29,835
Mitsui OSK Lines Ltd.	2,000	6,225

Mixi, Inc.	190	10,442
Mizuho Financial Group, Inc.	42,300	75,225
MonotaRO Co. Ltd.	100	3,299
MS&AD Insurance Group Holdings, Inc.	800	28,060
Murata Manufacturing Co. Ltd.	330	51,338
Nabtesco Corp.	200	6,493
Nagoya Railroad Co. Ltd.	1,300	5,962
Nankai Electric Railway Co. Ltd.	1,300	6,397
NEC Corp.	3,300	8,971
Nexon Co. Ltd.*	400	8,314
NGK Insulators Ltd.	450	9,050
NGK Spark Plug Co. Ltd.	350	7,066
NH Foods Ltd.	160	4,733
NHK Spring Co. Ltd.	380	4,104
Nidec Corp.	380	41,872
Nifco, Inc.	30	1,730
Nikon Corp.	670	11,805
Nintendo Co. Ltd.	156	52,980
Nippon Building Fund, Inc., REIT	2	10,796
Nippon Electric Glass Co. Ltd.	40	1,416
Nippon Express Co. Ltd.	1,000	6,386
Nippon Paint Holdings Co. Ltd.	270	10,382
Nippon Prologis REIT, Inc., REIT	3	6,326
Nippon Shinyaku Co. Ltd.	120	7,574
Nippon Shokubai Co. Ltd.	20	1,308
Nippon Steel & Sumitomo Metal Corp.	1,250	30,685
Nippon Telegraph & Telephone Corp.	1,120	54,811
Nippon Yusen KK*	3,500	6,681
Nissan Chemical Industries Ltd.	200	6,639
Nissan Motor Co. Ltd.	3,200	31,774
Nisshin Seifun Group, Inc.	500	8,211
Nissin Foods Holdings Co. Ltd.	120	7,539
Nitori Holdings Co. Ltd.	100	14,112
Nitto Denko Corp.	270	24,076
NOK Corp.	150	3,433
Nomura Holdings, Inc.	5,500	32,677
Nomura Real Estate Holdings, Inc.	270	5,352
Nomura Real Estate Master Fund, Inc., REIT	7	9,925
Nomura Research Institute Ltd.	210	7,861
NSK Ltd.	700	9,023
NTN Corp.	300	1,396
NTT Data Corp.	1,100	11,982
NTT DOCOMO, Inc.	2,130	49,463
NTT Urban Development Corp.	260	2,660
Obayashi Corp.	1,200	14,449
Obic Co. Ltd.	150	9,378
Odakyu Electric Railway Co. Ltd.	200	3,962
Oji Holdings Corp.	1,000	5,128
Olympus Corp.	500	18,148
Omron Corp.	340	16,963
Ono Pharmaceutical Co. Ltd.	700	15,313
Oracle Corp.	100	6,721
Orient Corp.	1,400	2,361
Oriental Land Co. Ltd.	360	26,097
ORIX Corp.	2,100	33,324
Orix JREIT, Inc., REIT	5	7,591
Osaka Gas Co. Ltd.	3,700	14,819

Otsuka Corp.	100	6,551
Otsuka Holdings Co. Ltd.	650	28,626
Panasonic Corp.	3,600	49,584

Park24 Co. Ltd.	200	5,062
PeptiDream, Inc.*	160	5,027
Persol Holdings Co. Ltd.	350	6,636
Pigeon Corp.	200	7,413
Pola Orbis Holdings, Inc.	210	5,826
Rakuten, Inc.	1,350	16,490
Recruit Holdings Co. Ltd.	2,000	34,619
Renesas Electronics Corp.*	320	3,002
Resona Holdings, Inc.	3,600	18,546
Ricoh Co. Ltd.	1,200	11,283
Rinnai Corp.	30	2,801
Rohm Co. Ltd.	100	7,729
Ryohin Keikaku Co. Ltd.	20	5,113
Sankyo Co. Ltd.	100	3,282
Santen Pharmaceutical Co. Ltd.	600	8,453
Sawai Pharmaceutical Co. Ltd.	100	5,636
SBI Holdings, Inc.	400	5,723
SCSK Corp.	100	4,220
Secom Co. Ltd.	330	24,759
Sega Sammy Holdings, Inc.	350	4,722
Seibu Holdings, Inc.	450	7,850
Seiko Epson Corp.	500	13,161
Sekisui Chemical Co. Ltd.	700	12,894
Sekisui House Ltd.	1,000	17,310
Seven & i Holdings Co. Ltd.	1,290	51,993
Seven Bank Ltd.	1,300	5,145
Sharp Corp.*	2,000	7,040
Shikoku Electric Power Co., Inc.	300	3,605
Shimadzu Corp.	150	2,953
Shimamura Co. Ltd.	20	2,487
Shimano, Inc.	130	19,059
Shimizu Corp.	1,300	13,736
Shin-Etsu Chemical Co. Ltd.	720	65,855
Shinsei Bank Ltd.	2,200	3,626
Shionogi & Co. Ltd.	520	27,763
Shiseido Co. Ltd.	680	24,020
Shizuoka Bank Ltd. (The)	1,300	11,599
Showa Shell Sekiyu KK	380	4,139
SMC Corp.	74	23,525
SoftBank Group Corp.	1,360	109,613
Sohgo Security Services Co. Ltd.	150	6,358
Sojitz Corp.	2,200	5,542
Sompo Holdings, Inc.	630	24,710
Sony Corp.	2,040	83,812
Sony Financial Holdings, Inc.	300	5,186
Sotetsu Holdings, Inc.	1,000	4,896
Square Enix Holdings Co. Ltd.	140	4,581
Stanley Electric Co. Ltd.	200	6,607
Start Today Co. Ltd.	340	9,594
Subaru Corp.	1,010	36,438
Sugi Holdings Co. Ltd.	100	5,102
Sumco Corp.	380	6,150
Sumitomo Chemical Co. Ltd.	2,100	12,273
Sumitomo Corp.	1,800	24,330
Sumitomo Dainippon Pharma Co. Ltd.	300	4,202
Sumitomo Electric Industries Ltd.	1,270	20,529
Sumitomo Heavy Industries Ltd.	800	5,832

Sumitomo Metal Mining Co. Ltd.	700	10,572
Sumitomo Mitsui Financial Group, Inc.	2,240	86,432
Sumitomo Mitsui Trust Holdings, Inc.	450	16,525

Sumitomo Realty & Development Co. Ltd.	500	15,136
Sumitomo Rubber Industries Ltd.	300	5,202
Sundrug Co. Ltd.	80	2,980
Suntory Beverage & Food Ltd.	220	10,784
Suruga Bank Ltd.	300	7,234
Suzuken Co. Ltd.	180	6,011
Suzuki Motor Corp.	680	32,233
Sysmex Corp.	200	11,449
T&D Holdings, Inc.	1,100	16,227
Taiheiyo Cement Corp.	2,400	9,005
Taisei Corp.	2,000	19,144
Taisho Pharmaceutical Holdings Co. Ltd.	80	5,993
Taiyo Nippon Sanso Corp.	320	3,698
Takashimaya Co. Ltd.	400	3,659
Takeda Pharmaceutical Co. Ltd.	1,220	64,449
TDK Corp.	160	11,499
Teijin Ltd.	140	2,807
Terumo Corp.	540	20,417
THK Co. Ltd.	200	6,107
Tobu Railway Co. Ltd.	2,000	10,590
Toho Co. Ltd.	200	7,207
Toho Gas Co. Ltd.	1,200	8,132
Tohoku Electric Power Co., Inc.	800	10,898
Tokio Marine Holdings, Inc.	1,160	48,782
Tokyo Broadcasting System Holdings, Inc.	100	1,890
Tokyo Century Corp.	100	4,259
Tokyo Electric Power Co. Holdings, Inc.*	2,700	11,453
Tokyo Electron Ltd.	220	30,940
Tokyo Gas Co. Ltd.	3,200	16,979
Tokyo Tatemono Co. Ltd.	350	4,762
Tokyu Corp.	1,000	14,715
Tokyu Fudosan Holdings Corp.	1,000	5,999
Toppan Printing Co. Ltd.	700	7,397
Toray Industries, Inc.	2,790	25,193
Toshiba Corp.*	7,100	16,110
Tosoh Corp.	1,300	15,392
TOTO Ltd.	200	8,048
Toyo Seikan Group Holdings Ltd.	350	5,737
Toyo Suisan Kaisha Ltd.	240	8,719
Toyoda Gosei Co. Ltd.	260	6,135
Toyota Boshoku Corp.	130	2,715
Toyota Industries Corp.	220	11,803
Toyota Motor Corp.	4,320	243,475
Toyota Tsusho Corp.	320	10,287
Trend Micro, Inc.	200	10,002
Tsuruha Holdings, Inc.	20	2,098
Unicharm Corp.	600	15,394
United Urban Investment Corp., REIT	5	7,457
USS Co. Ltd.	400	8,081
Welcia Holdings Co. Ltd.	90	3,420
West Japan Railway Co.	310	22,252
Yahoo Japan Corp.	2,300	10,410
Yakult Honsha Co. Ltd.	150	10,222
Yamada Denki Co. Ltd.	1,400	7,477
Yamaha Corp.	360	12,731
Yamaha Motor Co. Ltd.	560	14,065
Yamato Holdings Co. Ltd.	590	11,843
Yamazaki Baking Co. Ltd.	300	6,018
Yaskawa Electric Corp.	460	12,332
Yokogawa Electric Corp.	500	8,415
Yokohama Rubber Co. Ltd. (The)	130	2,618

		5,624,966

Luxembourg — 0.3%
APERAM SA	73	3,548
ArcelorMittal*	991	26,091
B&M European Value Retail SA	1,266	6,017
Eurofins Scientific SE	15	8,356
L’Occitane International SA	750	1,736
Millicom International Cellular SA, SDR	165	10,339
RTL Group SA	60	4,668
SES SA	585	13,761
Tenaris SA	782	12,373
Ternium SA, ADR	81	2,479

		89,368

Macau — 0.0%
MGM China Holdings Ltd.	1,200	2,361
Wynn Macau Ltd.	2,400	5,186

		7,547

Malta — 0.0%
Kindred Group PLC, SDR	344	3,829

Netherlands — 3.8%
Aalberts Industries NV	160	6,986
ABN AMRO Group NV, CVA	575	16,252
Aegon NV	2,880	16,144
Akzo Nobel NV	416	37,662
Altice NV(Class A Stock)*	1,059	26,091
Altice NV(Class B Stock)*	146	3,607
ASM International NV	73	4,393
ASML Holding NV	534	80,528
ASR Nederland NV	146	5,521
Axfood AB	165	2,779
Boskalis Westminster	128	4,578
Euronext NV	110	6,428
EXOR NV	186	11,139
Gemalto NV	149	7,590
GrandVision NV	86	2,430
HAL Trust	130	27,512
Heineken Holding NV	163	16,013
Heineken NV	352	36,731
ING Groep NV	6,448	120,473
InterXion Holding NV*	108	5,170
Koninklijke Ahold Delhaize NV	2,100	42,953
Koninklijke DSM NV	289	21,319
Koninklijke KPN NV	5,083	18,433
Koninklijke Philips NV	1,522	58,165
Koninklijke Vopak NV	125	5,951
NN Group NV	556	22,537
OCI NV*	152	3,256
Philips Lighting NV	136	5,169
Randstad Holding NV	190	11,456
Royal Dutch Shell PLC(Class A Stock)	7,420	209,910
Royal Dutch Shell PLC(Class B Stock)	6,208	176,852
SBM Offshore NV	277	4,790
VEON Ltd., ADR	461	1,885
Wolters Kluwer NV	475	21,125

		1,041,828

New Zealand — 0.2%
Auckland International Airport Ltd.	1,464	7,654
Contact Energy Ltd.	1,287	5,182
Fisher & Paykel Healthcare Corp. Ltd.	935	7,704
Fletcher Building Ltd.	1,096	6,579
Fonterra Co-operative Group Ltd., UTS	139	632
Mercury NZ Ltd.	1,077	2,817
Meridian Energy Ltd.	1,944	4,205
Ryman Healthcare Ltd.	648	4,292
Spark New Zealand Ltd.	3,231	9,100

		48,165

Norway — 0.6%
DNB ASA	1,774	34,849
Gjensidige Forsikring ASA	262	4,535
Kongsberg Gruppen ASA	117	1,990
Leroy Seafood Group ASA	420	2,438
Marine Harvest ASA*	641	11,950
Norsk Hydro ASA	2,213	14,279
Orkla ASA	1,295	13,340
Salmar ASA	87	2,262
Schibsted ASA(Class A Stock)	126	3,214
Schibsted ASA(Class B Stock)	140	3,275
Statoil ASA	1,588	29,845
Telenor ASA	1,121	22,379
Yara International ASA	293	11,646

		156,002

Portugal — 0.2%
Banco Comercial Portugues SA(Class R Stock)*	13,745	3,918
EDP - Energias de Portugal SA	3,780	13,421
Galp Energia SGPS SA	857	13,729
Jeronimo Martins SGPS SA	385	7,572
Navigator Co. SA (The)	406	1,750
NOS SGPS SA	376	2,393
Sonae SGPS SA	1,496	1,719

		44,502

Russia — 0.1%
Evraz PLC*	765	2,404
X5 Retail Group NV, GDR*	162	6,266
Yandex NV(Class A Stock)*	412	11,940

		20,610

Singapore — 1.2%
Ascendas Real Estate Investment Trust, REIT	3,800	7,565
CapitaLand Commercial Trust, REIT	3,100	3,933
CapitaLand Ltd.	4,400	11,969
CapitaLand Mall Trust, REIT	4,200	6,226
City Developments Ltd.	800	6,641
ComfortDelGro Corp. Ltd.	3,200	5,452
DBS Group Holdings Ltd.	2,932	46,776
First Resources Ltd.	700	965
Frasers Centrepoint Ltd.	500	710
Genting Singapore PLC	10,300	8,850
Global Logistic Properties Ltd.	4,800	11,715
Great Eastern Holdings Ltd.	200	3,688

Jardine Cycle & Carriage Ltd.	200	5,955
Keppel Corp. Ltd.	2,300	10,877
Keppel REIT, REIT	3,000	2,567
Olam International Ltd.	800	1,151
Oversea-Chinese Banking Corp. Ltd.	5,400	45,227
SATS Ltd.	1,000	3,563
Sembcorp Industries Ltd.	1,400	3,334
Sembcorp Marine Ltd.	1,300	1,616
SIA Engineering Co. Ltd.	300	805
Singapore Airlines Ltd.	800	6,131
Singapore Exchange Ltd.	1,300	7,256
Singapore Post Ltd.	2,400	2,328
Singapore Press Holdings Ltd.	2,500	5,367
Singapore Technologies Engineering Ltd.	2,800	7,786
Singapore Telecommunications Ltd.	12,300	36,005
StarHub Ltd.	1,200	2,417
Suntec Real Estate Investment Trust, REIT	3,800	5,327
United Industrial Corp. Ltd.	800	1,895
United Overseas Bank Ltd.	2,126	37,621
UOL Group Ltd.	900	5,237
Wilmar International Ltd.	3,100	7,631

		314,586

South Africa — 0.1%
Investec PLC	989	7,509
Mondi PLC	606	15,962

		23,471

Spain — 3.2%
Abertis Infraestructuras SA	1,023	20,171
Acciona SA	40	3,419
Acerinox SA	239	3,068
ACS Actividades de Construccion y Servicios SA	410	15,702
Aena SA	105	20,522
Almirall SA	128	1,238
Amadeus IT Group SA	682	41,980
Atresmedia Corp. de Medios de Comunicacion SA	103	1,209
Banco Bilbao Vizcaya Argentaria SA	11,094	100,375
Banco de Sabadell SA	9,240	20,634
Banco Santander SA	26,198	178,360
Bankia SA	1,779	8,992
Bankinter SA	1,184	11,523
Bolsas y Mercados Espanoles SHMSF SA	121	4,438
CaixaBank SA	5,918	30,825
Cellnex Telecom SA	250	5,623
Cia de Distribucion Integral Logista Holdings SA	81	2,091
Corp Financiera Alba SA	32	2,004
Distribuidora Internacional de Alimentacion SA	966	6,506
Ebro Foods SA	109	2,609
EDP Renovaveis SA	326	2,605
Enagas SA	393	11,107
Endesa SA	530	12,547
Ferrovial SA	795	17,144
Fomento de Construcciones y Contratas SA*	85	935
Gas Natural SDG SA	519	12,147
Gestamp Automocion SA*	246	1,790
Grifols SA	549	15,405
Grupo Catalana Occidente SA	70	3,114
Iberdrola SA	9,353	73,729
Industria de Diseno Textil SA	1,732	68,750

Mapfre SA	1,596	5,945
Mediaset Espana Comunicacion SA	287	3,617
Melia Hotels International SA	172	2,666
Merlin Properties Socimi SA, REIT	622	8,371
Obrascon Huarte Lain SA*	192	806
Prosegur Cash SA*	593	1,611
Prosegur Cia de Seguridad SA	418	2,857
Red Electrica Corp. SA	713	15,275
Repsol SA	1,907	31,938
Siemens Gamesa Renewable Energy SA	353	5,775
Tecnicas Reunidas SA	64	2,269
Telefonica SA	7,147	80,925
Zardoya Otis SA	283	2,969

		865,586

Sweden — 2.6%
AAK AB	45	3,326
Ahlsell AB	415	2,859
Alfa Laval AB	527	11,770
Assa Abloy AB(Class B Stock)	1,541	33,013
Atlas Copco AB(Class A Stock)	1,037	37,506
Atlas Copco AB(Class B Stock)	622	20,144
Autoliv, Inc.(a)	146	15,825
Axis Communications AB	40	1,736
BillerudKorsnas AB	278	4,396
Boliden AB	455	14,284
Castellum AB	425	6,606
Electrolux AB(Class B Stock)	371	12,687
Elekta AB(Class B Stock)	566	5,448
Essity AB(Class A Stock)*	48	1,388
Essity AB(Class B Stock)*	975	28,270
Fabege AB	208	4,108
Fastighets AB Balder(Class B Stock)*	153	3,893
Fingerprint Cards AB(Class B Stock)*	359	1,679
Getinge AB(Class B Stock)	308	5,347
Hennes & Mauritz AB(Class B Stock)	1,556	40,596
Hexagon AB(Class B Stock)	412	20,357
Hexpol AB	390	3,989
Holmen AB(Class B Stock)	80	3,613
Hufvudstaden AB(Class A Stock)	173	3,011
Husqvarna AB(Class B Stock)	591	6,012
ICA Gruppen AB	123	4,929
Investment AB Latour(Class B Stock)	206	2,625
L E Lundbergforetagen AB(Class B Stock)	59	4,644
Lifco AB(Class B Stock)	76	2,534
Lundin Petroleum AB*	275	6,263
Melker Schorling AB	17	1,093
Modern Times Group MTG AB(Class B Stock)	83	2,885
NCC AB(Class A Stock)	33	860
NCC AB(Class B Stock)	149	3,877
Nibe Industrier AB(Class B Stock)	589	5,616
Nordea Bank AB	5,239	66,105
Ratos AB(Class B Stock)	435	2,078
Saab AB(Class B Stock)	70	3,248
Sandvik AB	1,770	27,893
Securitas AB(Class B Stock)	565	9,409
Skandinaviska Enskilda Banken AB(Class A Stock)	2,355	29,824
Skanska AB(Class B Stock)	593	13,475
SKF AB(Class A Stock)	33	657
SKF AB(Class B Stock)	635	12,621

SSAB AB(Class A Stock)*	390	1,970
SSAB AB(Class B Stock)*	854	3,526
Svenska Cellulosa AB SCA(Class A Stock)	22	227
Svenska Cellulosa AB SCA(Class B Stock)	933	7,725
Svenska Handelsbanken AB(Class A Stock)	2,408	35,841
Svenska Handelsbanken AB(Class B Stock)	44	656
Swedbank AB(Class A Stock)	1,729	45,088
Swedish Match AB	315	11,080
Swedish Orphan Biovitrum AB*	254	3,868
Tele2 AB(Class B Stock)	548	6,522
Telefonaktiebolaget LM Ericsson(Class A Stock)	104	674
Telefonaktiebolaget LM Ericsson(Class B Stock)	4,870	31,521
Telia Co. AB	4,253	19,993
Trelleborg AB(Class B Stock)	425	10,010
Volvo AB(Class A Stock)	330	5,602
Volvo AB(Class B Stock)	2,574	43,720
Wallenstam AB(Class B Stock)	317	3,227

		723,749

Switzerland — 8.0%
ABB Ltd.	3,223	75,503
Adecco Group AG	260	19,836
Allreal Holding AG*	22	4,000
Alpiq Holding AG*	18	1,526
Aryzta AG*	158	5,077
Baloise Holding AG	81	13,014
Banque Cantonale Vaudoise	5	3,618
Barry Callebaut AG*	3	4,278
Basellandschaftliche Kantonalbank	1	946
Basler Kantonalbank	21	1,552
Berner Kantonalbank AG	10	1,894
Bucher Industries AG	11	3,668
Chocoladefabriken Lindt & Spruengli AG	2	11,386
Cie Financiere Richemont SA	852	72,429
Clariant AG*	475	11,038
Coca-Cola HBC AG*	341	10,309
Credit Suisse Group AG*	4,120	63,331
DKSH Holding AG	42	3,305
dormakaba Holding AG*	5	4,457
Dufry AG*	53	8,443
Emmi AG*	3	2,114
EMS-Chemie Holding AG	13	9,046
Ferguson PLC	417	24,898
Flughafen Zurich AG	34	8,671
GAM Holding AG*	249	3,926
Geberit AG	60	28,857
Georg Fischer AG	7	7,961
Givaudan SA	16	31,834
Glencore PLC*	19,214	84,761
Helvetia Holding AG	10	5,589
Idorsia Ltd.*	162	3,032
IWG PLC	1,045	4,528
Julius Baer Group Ltd.*	356	20,152
Kuehne + Nagel International AG	84	14,628
LafargeHolcim Ltd.*	792	47,323
Lonza Group AG*	122	28,996
Luzerner Kantonalbank AG	4	1,799
Nestle SA	5,135	433,443
Novartis AG	3,896	331,853
OC Oerlikon Corp. AG*	352	5,150

Panalpina Welttransport Holding AG	20	2,532
Partners Group Holding AG	27	17,528
PSP Swiss Property AG	64	5,823
Roche Holding AG(TRQX)	46	11,860
Roche Holding AG(XBRN)	1,165	294,942
Schindler Holding AG(AQXE)	68	14,665
Schindler Holding AG(TRQX)	35	7,360
SFS Group AG*	27	3,072
SGS SA	8	17,682
Sika AG	3	20,674
Sonova Holding AG	85	13,786
St Galler Kantonalbank AG	5	2,227
STMicroelectronics NV	1,044	17,704
Straumann Holding AG	17	9,600
Sulzer AG	21	2,356
Sunrise Communications Group AG*	62	4,890
Swatch Group AG (The)(AQXE)	49	19,441
Swatch Group AG (The)(TRQX)	80	6,162
Swiss Life Holding AG*	53	19,343
Swiss Prime Site AG*	123	11,103
Swiss Re AG	521	50,231
Swisscom AG	37	18,084
Temenos Group AG*	103	9,957
UBS Group AG*	5,786	100,621
Vifor Pharma AG	91	9,714
Zurich Insurance Group AG	251	76,500

		2,186,028

United Kingdom — 15.0%
3i Group PLC	1,570	19,382
AA PLC	958	3,087
Aberdeen Asset Management PLC	1,544	6,712
Admiral Group PLC	355	9,684
Aggreko PLC	380	4,248
Amec Foster Wheeler PLC	605	3,549
Anglo American PLC*	1,849	30,586
Ashmore Group PLC	605	2,872
Ashtead Group PLC	819	17,596
ASOS PLC*	84	6,403
Associated British Foods PLC	573	22,416
AstraZeneca PLC	2,100	125,167
Auto Trader Group PLC	1,487	7,510
Aviva PLC	6,690	47,553
Babcock International Group PLC	420	4,679
BAE Systems PLC	5,247	41,629
Balfour Beatty PLC	1,082	3,766
Barclays PLC	27,994	75,059
Barratt Developments PLC	1,668	13,547
BBA Aviation PLC	1,613	6,379
Beazley PLC	817	5,521
Bellway PLC	218	9,180
Berendsen PLC	269	4,525
Berkeley Group Holdings PLC	224	10,331
Booker Group PLC	2,609	6,625
BP PLC	31,910	187,431
British American Tobacco PLC	3,787	235,573
British Land Co. PLC (The), REIT	1,710	13,779
Britvic PLC	415	3,908
BT Group PLC	13,808	57,142
BTG PLC*	605	5,259

Bunzl PLC	554	16,727
Burberry Group PLC	729	16,444
Capita PLC	1,158	10,062
Capital & Counties Properties PLC	1,154	4,387
Centrica PLC	9,054	23,719
Close Brothers Group PLC	238	4,839
CNH Industrial NV	1,584	18,348
Cobham PLC	4,092	7,168
Coca-Cola European Partners PLC	384	16,600
Compass Group PLC	2,604	55,562
ConvaTec Group PLC*	2,318	9,500
Croda International PLC	220	10,735
CYBG PLC*	1,395	4,914
Daily Mail & General Trust PLC(Class A Stock)	422	3,549
DCC PLC	148	13,011
Derwent London PLC, REIT	159	5,974
Diageo PLC	4,096	132,288
Dialog Semiconductor PLC*	121	5,273
Direct Line Insurance Group PLC	2,376	11,742
Dixons Carphone PLC	1,574	5,590
Drax Group PLC	643	2,702
DS Smith PLC	1,737	11,065
Dunelm Group PLC	115	914
easyJet PLC	346	5,643
Essentra PLC	413	2,915
Experian PLC	1,550	30,793
Fiat Chrysler Automobiles NV*	1,795	21,645
G4S PLC	2,671	11,594
GKN PLC	2,872	12,184
GlaxoSmithKline PLC	8,004	159,335
Great Portland Estates PLC, REIT	515	4,093
Greene King PLC	484	4,372
Halma PLC	666	9,653
Hammerson PLC, REIT	1,381	10,466
Hargreaves Lansdown PLC	386	7,023
Hays PLC	2,105	4,629
Hiscox Ltd.	493	8,446
Howden Joinery Group PLC	983	5,514
HSBC Holdings PLC	33,228	332,775
IG Group Holdings PLC	570	4,788
IMI PLC	423	6,717
Imperial Brands PLC	1,574	64,823
Inchcape PLC	658	6,975
Indivior PLC*	1,131	5,725
Informa PLC	1,373	12,593
Inmarsat PLC	715	7,317
InterContinental Hotels Group PLC	313	17,711
Intermediate Capital Group PLC	438	5,237
International Consolidated Airlines Group SA	1,753	13,369
Intertek Group PLC	268	15,202
Intu Properties PLC, REIT	1,399	4,716
ITV PLC	6,180	14,132
J Sainsbury PLC	2,845	9,192
Janus Henderson Group PLC*(a)	315	10,549
Jardine Lloyd Thompson Group PLC	192	3,006
JD Sports Fashion PLC	575	2,718
John Wood Group PLC	583	4,705

Johnson Matthey PLC	319	11,823
Jupiter Fund Management PLC	654	4,601
Just Eat PLC*	1,012	8,289

Kingfisher PLC	3,690	14,320
Land Securities Group PLC, REIT	1,254	16,911
Legal & General Group PLC	9,752	34,529
Liberty Global PLC(Class A Stock)*	412	13,950
Liberty Global PLC(Class C Stock)*	1,021	33,458
Liberty Global PLC LiLAC(Class A Stock)*	87	2,238
Liberty Global PLC LiLAC(Class C Stock)*	184	4,696
Lloyds Banking Group PLC	117,636	101,701
London Stock Exchange Group PLC	516	25,546
Man Group PLC	2,676	5,649
Manchester United PLC(Class A Stock)	38	652
Marks & Spencer Group PLC	2,799	11,896
Meggitt PLC	1,222	8,111
Merlin Entertainments PLC	1,108	6,861
Metro Bank PLC*	135	6,453
Micro Focus International PLC	383	11,279
Millennium & Copthorne Hotels PLC	304	1,836
Moneysupermarket.com Group PLC	829	3,630
National Grid PLC	5,670	70,160
NEX Group PLC	497	4,371
Next PLC	236	12,302
Ocado Group PLC*	702	2,789
Old Mutual PLC	7,834	20,319
Pearson PLC	1,412	12,220
Pennon Group PLC	656	6,973
Persimmon PLC	507	16,752
Petrofac Ltd.	423	2,499
Phoenix Group Holdings	621	6,254
Playtech PLC	464	5,880
Provident Financial PLC	234	6,370
Prudential PLC	4,305	105,044
Randgold Resources Ltd.	155	14,428
Reckitt Benckiser Group PLC	1,036	100,728
RELX NV	1,474	30,960
RELX PLC	1,751	38,139
Rentokil Initial PLC	3,176	12,172
Rightmove PLC	162	8,987
Rio Tinto Ltd.	700	36,901
Rio Tinto PLC	2,006	94,015
Rolls-Royce Holdings PLC*	2,708	31,729
Rotork PLC	1,369	4,182
Royal Bank of Scotland Group PLC*	5,314	17,422
Royal Mail PLC	1,447	7,694
RPC Group PLC	728	8,608
RSA Insurance Group PLC	1,691	14,559
Saga PLC	1,750	4,819
Sage Group PLC (The)	1,785	15,874
Schroders PLC(AQXE)	198	8,998
Schroders PLC(SGMX)	82	2,663
Segro PLC, REIT	1,718	11,957
Serco Group PLC*	1,763	2,581
Severn Trent PLC	407	12,034
Shaftesbury PLC, REIT	368	4,774
Sky PLC	1,704	21,716
Smith & Nephew PLC	1,443	25,108
Smiths Group PLC	660	13,368
Spectris PLC	188	6,102

Spirax-Sarco Engineering PLC	129	9,468
Sports Direct International PLC*	516	2,582
SSE PLC	1,668	30,355

St. James’s Place PLC	867	13,926
Stagecoach Group PLC	892	2,122
Standard Chartered PLC*	4,443	49,665
Standard Life PLC	3,247	18,690
Subsea 7 SA	405	6,001
TalkTalk Telecom Group PLC	900	2,135
Tate & Lyle PLC	733	6,500
Taylor Wimpey PLC	5,416	13,603
TechnipFMC PLC*	755	21,513
Tesco PLC*	13,461	30,940
Thomas Co.ok Group PLC	2,264	3,280
Travis Perkins PLC	447	8,953
UBM PLC	620	5,920
Unilever NV, CVA	2,589	150,880
Unilever PLC	1,992	113,609
United Utilities Group PLC	1,138	13,486
Vodafone Group PLC	44,173	129,487
Weir Group PLC (The)	382	9,246
WH Smith PLC	168	3,903
Whitbread PLC	303	15,386
William Hill PLC	1,351	4,465
Wm Morrison Supermarkets PLC	3,710	11,767
Worldpay Group PLC	3,105	15,152
WPP PLC	2,041	41,624

		4,108,304

United States — 0.9%
Carnival PLC	296	19,979
Core Laboratories NV	66	6,635
Flex Ltd.*	895	14,311
ICON PLC*	95	9,970
Jazz Pharmaceuticals PLC*	92	14,132
Mobileye NV*	300	18,990
Samsonite International SA	2,100	8,794
Seagate Technology PLC	483	15,920
Shire PLC	1,485	83,015
Taro Pharmaceutical Industries Ltd.*	23	2,630
TE Connectivity Ltd.	590	47,430

		241,806

TOTAL COMMON STOCKS (cost $21,670,388)		24,602,545

PREFERRED STOCKS — 0.5%
Germany — 0.5%
Bayerische Motoren Werke AG (PRFC)	87	6,933
FUCHS PETROLUB SE (PRFC)	110	6,530
Henkel AG & Co. KGaA (PRFC)	288	40,794
Jungheinrich AG (PRFC)	76	3,016
MAN SE (PRFC)	6	668
Porsche Automobil Holding SE (PRFC)	254	14,537
RWE AG (PRFC)	60	940
Sartorius AG (PRFC)	54	5,104
Schaeffler AG (PRFC)	157	2,189
Volkswagen AG (PRFC)	302	46,444

		127,155

Japan — 0.0%
Ito En Ltd. (PRFC)	100	1,911
Shinkin Central Bank (PRFC A)	2	4,226

		6,137

Spain — 0.0%
Grifols SA (PRFC B)			454	9,567

Sweden — 0.0%
Fastighets AB Balder (PRFC)			20	856

TOTAL PREFERRED STOCKS (cost $124,584)				143,715

EXCHANGE TRADED FUND — 3.5%
United States
iShares MSCI EAFE ETF (cost $895,953)			14,270	955,091

			Units
RIGHTS* — 0.0%
France
Gecina SA, expiring 08/02/17			63	187

TOTAL LONG-TERM INVESTMENTS (cost $22,690,925)				25,701,538

SHORT-TERM INVESTMENTS — 5.4%

			Shares
AFFILIATED MUTUAL FUNDS — 5.1%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)			1,381,236	1,381,236
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $21,428; includes $21,408 of cash collateral for securities on loan)(b)(w)			21,424	21,426

TOTAL AFFILIATED MUTUAL FUNDS (cost $1,402,664)				1,402,662

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n) — 0.3%
U.S. Treasury Bill (cost $79,891)	0.960%	09/21/17	80	79,891

TOTAL SHORT-TERM INVESTMENTS (cost $1,482,555)				1,482,553

TOTAL INVESTMENTS — 99.2% (cost $24,173,480)(x)				27,184,091
Other assets in excess of liabilities(z) — 0.8%				227,526

NET ASSETS — 100.0%				$27,411,617

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $220 and 0.0% of net assets.
*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $20,569; cash collateral of $21,408 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rate shown is the effective yield at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(x)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$24,173,480

Appreciation	3,139,081
Depreciation	(128,470)

Net Unrealized Appreciation	$3,010,611

The book basis may differ from tax basis due to certain tax-related adjustments.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at July 31, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at July 31, 2017	Unrealized Appreciation (Depreciation)
	Long Positions:
6	Euro STOXX 50 Index	Sep. 2017	$249,627	$244,833	$(4,794)
1	FTSE 100 Index	Sep. 2017	97,292	96,448	(844)
11	Mini MSCI EAFE Index	Sep. 2017	1,048,310	1,066,395	18,085
1	TOPIX Index	Sep. 2017	147,263	146,900	(363)

					$12,084

A security with a market value of $79,891 has been segregated with Morgan Stanley to cover requirement for open futures contracts at July 31, 2017.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$1,698,023	$—
Austria	—	79,818	—
Belgium	—	315,120	—
Chile	—	6,943	—
China	—	82,473	—
Denmark	—	450,934	—
Finland	—	273,820	—
France	4,756	2,317,138	—
Germany	13,232	2,160,774	—
Ghana	—	4,813	—
Hong Kong	60,509	746,483	—
Ireland	26,201	121,643	—
Isle of Man	—	5,884	—
Israel	21,685	106,198	—
Italy	—	605,531	220
Japan	—	5,624,966	—
Luxembourg	2,479	86,889	—
Macau	—	7,547	—
Malta	—	3,829	—
Netherlands	7,055	1,034,773	—
New Zealand	—	48,165	—
Norway	—	156,002	—
Portugal	—	44,502	—
Russia	18,206	2,404	—
Singapore	—	314,586	—
South Africa	—	23,471	—
Spain	—	865,586	—
Sweden	45,483	678,266	—
Switzerland	3,032	2,182,996	—
United Kingdom	82,143	4,026,161	—
United States	130,018	111,788	—
Preferred Stocks
Germany	—	127,155	—
Japan	—	6,137	—
Spain	—	9,567	—
Sweden	—	856	—
Exchange Traded Fund
United States	955,091	—	—
Rights
France	187	—	—
Affiliated Mutual Funds	1,402,662	—	—
U.S. Treasury Obligation	—	79,891	—
Other Financial Instruments*
Futures Contracts	12,084	—	—

Total	$2,784,823	$24,411,132	$220

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2017 were as follows:

Banks	11.4%
Pharmaceuticals	6.8
Affiliated Mutual Funds (including 0.1% of collateral for securities on loan)	5.1
Insurance	5.1
Oil, Gas & Consumable Fuels	4.0
Exchange Traded Fund	3.5
Chemicals	3.2
Automobiles	2.9
Food Products	2.8
Machinery	2.6
Metals & Mining	2.5
Capital Markets	2.4
Diversified Telecommunication Services	2.2
Beverages	2.0
Real Estate Management & Development	1.9
Personal Products	1.7
Equity Real Estate Investment Trusts (REITs)	1.6
Textiles, Apparel & Luxury Goods	1.5
Electric Utilities	1.5
Electronic Equipment, Instruments & Components	1.5
Industrial Conglomerates	1.5
Media	1.5
Wireless Telecommunication Services	1.4
Food & Staples Retailing	1.4
Software	1.4
Tobacco	1.4
Electrical Equipment	1.3
Hotels, Restaurants & Leisure	1.2
Auto Components	1.2
Trading Companies & Distributors	1.1
Household Durables	1.1
Road & Rail	1.0
Aerospace & Defense	1.0
Professional Services	1.0
Health Care Equipment & Supplies	1.0
Multi-Utilities	0.9
Construction & Engineering	0.9
IT Services	0.8
Semiconductors & Semiconductor Equipment	0.8
Household Products	0.8
Biotechnology	0.8
Specialty Retail	0.8
Building Products	0.7
Construction Materials	0.6
Diversified Financial Services	0.6
Transportation Infrastructure	0.6

Commercial Services & Supplies	0.6
Health Care Providers & Services	0.6
Technology Hardware, Storage & Peripherals	0.5
Air Freight & Logistics	0.4
Internet Software & Services	0.4
Communications Equipment	0.4
Gas Utilities	0.4
U.S. Treasury Obligation	0.3
Multiline Retail	0.3
Containers & Packaging	0.3
Marine	0.3
Paper & Forest Products	0.3
Energy Equipment & Services	0.2
Leisure Products	0.2
Airlines	0.2
Life Sciences Tools & Services	0.2
Internet & Direct Marketing Retail	0.2
Water Utilities	0.1
Consumer Finance	0.1
Independent Power & Renewable Electricity Producers	0.1
Distributors	0.1
Diversified Consumer Services	0.0	*
Health Care Technology	0.0	*
Rights*	0.0	*

	99.2
Other assets in excess of liabilities	0.8

	100.0%

*	Less than +/- 0.05%

Glossary:

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR—American Depositary Receipt

AQXE—Aquis Exchange

CDI—CHESS Depositary Interest

CVA—Certificate Van Aandelen (Bearer)

EAFE—Europe, Australasia and Far East

ETF—Exchange Traded Fund

GDR—Global depositary Receipt

MSCI—Morgan Stanley Capital International

OJSC—Open Joint-Stock Company

OTC—Over-the-counter

PJSC—Public Joint-Stock Company

PRFC—Preference Shares

REIT(s)—Real Estate Investment Trust(s)

SDR—Swedish Depositary Receipt

SGMX—SIGMA X MTF

TRQX—Turquoise Exchange

UTS—Unit Trust Security

XBRN—BX Worldcaps Exchange

Notes to Schedules of Investments

Securities Valuation: Each Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”) (formerly known as Prudential Investments LLC). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securitiesmay result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Each Fund may invest up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Each Fund may invest their overnight sweep cash in the Prudential Core Ultra Short Bond Fund and their securities lending cash collateral in the Prudential Institutional Money Market Fund, each a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 2

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date September 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date September 18, 2017

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date September 18, 2017

*	Print the name and title of each signing officer under his or her signature.